Supplemental Information (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Supplemental Information [Abstract]
Components of Changes in Non-cash Working Capital Balances

Components of changes in non-cash working capital balances were as follows:

	2024	2023
Accounts receivable	$59,415	$30,431
Inventory	(6,181)	(637)
Accounts payable and accrued liabilities	(54,903)	(50,787)
	$(1,669)	$(20,993)
Pertaining to:
Operations	$18,711	$(32,838)
Investments	(20,380)	11,845

Components of Accounts Receivable	The components of accounts receivable were as follows:

	2024	2023
Trade	$263,210	$305,141
Accrued trade	33,472	29,363
Prepaids and other	82,030	86,923
	$378,712	$421,427

Components of Accounts Payable and Accrued Liabilities

The components of accounts payable and accrued liabilities were as follows:

	2024	2023
Accounts payable	$113,336	$151,348
Accrued liabilities:
Payroll	104,270	109,057
Deferred Income	36,157	46,060
Interest Payable	26,409	29,293
Other	34,183	14,991
	$314,355	$350,749

Summary of Operating and General and Administrative Expenses	The following table presents operating and general and administrative expenses by nature:

	2024	2023
Wages, salaries and benefits	$870,179	$846,216
Purchased materials, supplies and services	463,512	445,927
Share-based compensation	47,416	34,593
	$1,381,107	$1,326,736
Allocated to:
Operating expense	$1,248,686	$1,204,548
General and administrative	132,421	122,188
	$1,381,107	$1,326,736